GENERAL INFORMATION	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
GENERAL INFORMATION
1.	GENERAL INFORMATION
Oi S.A. – under Judicial Reorganization (“Company” or “Oi”), is a Switched Fixed-line Telephony Services (“STFC”) concessionaire, operating since July 1998 in Region II of the General Concession Plan (“PGO”), which covers the Brazilian states of Acre, Rondônia, Mato Grosso, Mato Grosso do Sul, Tocantins, Goiás, Paraná, Santa Catarina and Rio Grande do Sul, and the Federal District, in the provision of STFC as a local and intraregional long-distance carrier. Since January 2004, the Company also provides domestic and international long-distance services in all Regions and local services outside Region II started to be provided in January 2005. These services are provided under concessions granted by Agência Nacional de Telecomunicações—ANATEL (National Telecommunications Agency), the regulator of the Brazilian telecommunications industry (“ANATEL” or “Agency”).

The Company is headquartered in Brazil, in the city of Rio de Janeiro, at Rua do Lavradio, 71 – 2º andar.
The Company also holds: (i) through its wholly-owned subsidiary Telemar Norte Leste S.A. – in Judicial Reorganization (“Telemar”) a concession to provide fixed telephone services in Region I and nationwide International Long-distance services; and (ii) through its indirect subsidiary Oi Móvel S.A. – in Judicial Reorganization (“Oi Móvel”) a license to provide mobile telephony services in Region I, II and III.

In Africa, the Company provides fixed and mobile telecommunications services through own subsidiaries and the subsidiaries of Africatel Holdings B.V. (“Africatel”), and in Asia the Company provides fixed, mobile, and other telecommunications services basically related through its subsidiary Timor Telecom (Note 31).
The Company is registered with the Brazilian Securities and Exchange Commission (“CVM”) and the U.S. Securities and Exchange Commission (“SEC”). Its shares are traded on B3 S.A. – Brasil, Stock Exchange, OTC (“B3”) and its American Depositary Receipts (“ADRs”) representing Oi common shares and preferred shares are traded on the New York Stock Exchange (“NYSE”).

Concession agreements
The local and nationwide STFC long-distance concession agreements entered into by the Company and its subsidiary Telemar with ANATEL are effective until December 31, 2025. These concession agreements provide for reviews on a five-year basis and in general have a higher degree of intervention in the management of the business than the licenses to provide private services. At the end of 2018, ANATEL published Public Hearing No. 51/2018 to address the revision of the Concession Agreements for the concession’s last five-year period (2021-2025). The contribution period to the Public Hearing ended on March 26, 2019, and the draft in being analyzed by ANATEL. It is worth noting that the recently enacted Law 13879/2019 creates the legal possibility to migrate from the public utility regime to the STFC provision under private law (still subject to regulation by ANATEL), as well as the possibility of successive renewals of the Concession over a
20-year
period.
On December 21, 2018, the Government enacted Decree 9619/2018, which repeals Decree 7512/2011 and approves a New PGMU (“PGMU IV”). The highlight of the New PGMU is the fact that the New PGMU introduces a significant reduction in the plant of payphones (“TUP”) currently in use. As a replacement for the payphones no longer required, the concessionaires are required to implement wireless fixed access systems supporting broadband connections in certain locations, the deadline of which is December 2023.
With the approval of the Judicial Reorganization Plan (“PRJ” or “Plan”), ANATEL initiated some procedures aiming at monitoring the Company’s financial situation, as well as to assess its Company’s ability to discharge its obligations arising from the terms of the concession agreements. In March 2019, ANATEL decided, among other issues, to maintain the special monitoring of the provision of telecommunications services of the Oi Group companies in 2019 by imposing actions related to transparency, corporate governance, and corporate control, financial and operating performance, and asset and credit management, as informed in the Notice to the Market disclosed by the Company on May 8, 2019.
On February 10, 2020, as reported in the Notice to the Market released by the Company, ANATEL’s Board of Directors concluded there was no longer the need for special monitoring based on the decision issued in May 2019 as it considers that the Company’s and its subsidiaries’ short-term liquidity risk has been extinguished and revoked the obligations previously imposed on the Oi Group companies.

Judicial Reorganization
On June 20, 2016, the Company – under Judicial Reorganization and its direct and indirect wholly owned subsidiaries Oi Móvel, Telemar, Copart 4 Participações S.A. – under Judicial Reorganization (“Copart 4), Copart 5 Participações S.A. – under Judicial Reorganization (“Copart 5”, merged, see Nota 32), Portugal Telecom International Finance B.V.—under Judicial Reorganization, and Oi Brasil Holdings Cooperatief U.A.—under Judicial Reorganization (“Oi Holanda”) (collectively with the Company, the “Oi Companies”) filed a petition for judicial reorganization with the Court of the State of Rio de Janeiro (“Judicial Reorganization Proceeding”).
On December 19, 2017, after confirming that the required quorum of classes I, II, III, and IV creditors was in attendance, the General Creditors’ Meeting was held and the Oi Companies’ judicial reorganization plan (“Plan” or “PRJ”) was approved by a vast majority of creditors on December 20, 2017.
On January 8, 2018, the judicial reorganization court (“Judicial Reorganization Court”) issued a decision that ratified the JRP and granted the judicial reorganization to the Oi Companies, which was published on February 5, 2018.
On July 31, 2018, the restructuring of the Oi Companies’ financial debt was completed with the implementation of the applicable terms and conditions provided for in the JRP, including the completion of the first capital increase provided for in the JRP, Capital Increase – Claim Capitalization.
On January 25, 2019 the Company completed the second capital increase provided for in the JRP (“Capital Increase—New Funds”), with the issue of 3,225,806,451 book-entry, registered common shares, without par value, including new common shares represented by ADSs, pursuant to the JRP and the subscription and commitment agreement entered into by the Company, its subsidiaries, and the Backstop Investors.

Capital Increase – New Funds
Exercise of Subscription Warrants and American Depositary Warrants (“ADWs”)
On October 28, 2018, Oi commenced the issuance and delivery of all warrants and ADWs exercised by their holders. The process was completed on January 4, 2019. All warrants that were not exercised on or prior to January 2, 2019 have been cancelled.

Preferential offer and completion of the Capital Increase – New Funds, pursuant to the commitment agreement terms
As contemplated by Section 6 of the JRP, on November 13, 2018 the Company commenced a preemptive offering of common shares that was registered with the SEC under the Securities Act under which holders of common shares and preferred shares, including the ADS Depositary and The Bank of New York Mellon, as depositary of the Preferred ADS program, received transferable rights for each common share or preferred share held as of November 19, 2018, which refers to as subscription rights.
The subscription rights expired on January 4, 2019. On January 16, 2019, the Company issued 1,530,457,356 common shares to holders of subscription rights that had exercised those subscription rights with respect to the initial common shares. On January 21, 2019, the Company issued 91,080,933 common shares to holders of subscription rights that had requested subscriptions for excess common shares. The proceeds of these subscriptions totaled R$2,011 million.

On January 25, 2019, the Company issued 1,604,268,162 common shares, representing the total number of common shares that were offered in the preemptive offering less the total number of initial common shares and excess common shares, to the Backstop Investors in a private placement under the terms of the commitment agreement for the aggregate amount of R$1,989 million (“Share Balance”). Because of the subscription and payment of the Share Balance, the Company completed, on this date, the Capital Increase – New Funds, through the subscription and payment of all 3,225,806,451 New Common Shares issued as part of the Capital Increase – New Funds, representing a contribution of new funds for the Company totaling R$4.0 billion. In addition, under the terms of the commitment agreement, on that date the Company issued, as compensation for their commitments under the commitment agreement, 272,148,705 common shares in a private placement to the Backstop Investors and paid US$13 million to the Backstop Investors. As a result of the outcome of the subscription and payment of the Capital Increase – New Funds and the Commitment Shares, the Company’s share capital increased to R$32,538,937,370.00, represented by 5,954,205,001 shares, divided into 5,796,477,760 registered common shares and 157,727,241 registered preferred shares, without par value.

Litigation discontinuation settlement between the Company and Pharol
On February 8, 2019, in order to discontinue any disputes that might harm the implementation of the JRP, the Company disclosed a Material Fact Notice informing that its Board of Directors approved, in accordance with CVM Instruction 567/2015, the acquisition of 1,800,000 preferred shares issued by the Company to ensure the compliance of the commitment assumed by the Company to transfer its treasury shares to Bratel, wholly-owned subsidiary of Pharol SGPS, S.A., in the context of the settlement entered into, subject matter of the Material Fact Notice of January 8, 2019 (“Settlement”), in transactions conducted in B3’s OTC to deliver the treasury shares to Bratel, which would be made within four business days from the confirmation of the settlement by the Judicial Reorganization Court.
On February 18, 2019, the Court issued a decision suspending conflict of jurisdiction injunction No. 157.099 during the period requested by the parties.
On April 3, 2019, the Company disclosed a notice to the market to inform on the confirmation of the settlement, referred to above, because the fifteen-day
term for the publication of the related court decision has run out. Accordingly, as determined in the Settlement, the term for the compliance with the second part of the obligations established by both parties to the Settlement started on this same date, including: (a) the request to discontinue all the litigation involving the parties named in the Agreement and (b) the delivery to Bratel of 33.8 million Oi shares there were held in treasury, including 32 million common shares and 1.8 million preferred shares.
In addition, several obligations and rights of the parties described in the Material Fact Notice released by Oi and the Communication released by Pharol, both on January 9, 2019, were fully clearly established.

Default Payment Method provided for by Clause 4.3.6 of the Plan—Bondholders
On May 20, 2019, in strict compliance with the decision issued under Chapter 15 that determined that the cancelation of the notes regulated by New York Law should take place on June 14, 2019, the Company announced that it started the procedure so that the holders of the notes (a) Portugal Telecom International Finance B.V.’s €500,000,000 in 4.375% notes maturing in 2017 (ISIN No.: XS0215828913); (b) Portugal Telecom International Finance B.V.’s €750,000,000 in 5.875% notes maturing in 2018 (ISIN No.: XS0843939918); (c) Portugal Telecom International Finance B.V.’s €750,000,000 in 5.00% notes maturing in 2019 (ISIN No.: XS0462994343); (d) Portugal Telecom International Finance B.V.’s €1,000,000,000 in 4.625% notes maturing in 2020 (ISIN No.: XS0927581842); (e) Portugal Telecom International Finance B.V.’s €500,000,000 in 4.5% notes maturing in 2025 (ISIN No.: XS0221854200); (f) Oi Brasil Holdings Coöperatief U.A.’s €600,000,000 in 5.625% notes maturing in 2021 (ISIN No.: XS1245245045); (g) Oi Brasil Holdings Coöperatief U.A.’s US$1,500,000,000 in 5.75% notes maturing in 2022 (ISIN No.: US10553MAD39); (h) Oi S.A.’s €750,000,000 in 5.125% notes maturing in 2017 (ISIN No.: XS0569301327); (i) Oi S.A.’s US$750,000,000 9.500% maturing in 2019 (ISIN No.: 87944LAD1); (j) Oi S.A.’s BRL1,100,000,000 in 9.75% maturing in 2016 (ISIN No. US10553MAC55); and (k) Oi S.A.’s US$1,000,000,000 in 5.500% maturing in 2020 (ISIN No. 144A: US87944LAE92) (the “Legacy Notes”) are able to support their claims to receive on a future date or on the Company’s payment dates pursuant to Clause 4.3.6 of the Plan.
The procedure detailed above is not applicable for the holders of the 6.25% Notes issued by Portugal Telecom International Finance B.V. – in Judicial Reorganization maturing in 2016 (ISIN No.: PTPTCYOM0008). The Company will provide at the appropriate time the information on the procedure to register the beneficiaries of the Default Payment Method provided for by Clause 4.3.6 of the Plan with regard to such series.

Prepetition Financing – Clause 5.3 of the Plan
On December 23, 2019, the Company disclosed a Material Fact Notice informing that its subsidiary Oi Móvel entered into a 1 st
issue indenture of collateralized, simple, nonconvertible debentures, with additional trust security, in a single series, for private placement, in the total amount of up to R$2,500,000,000.00 (“Debentures” and “Issue”, respectively). The main features of the Issue and the Debentures are as follows: (i) Term and Maturity Date: twenty-four (24) months from the issue date, except in the case of early redemption and early maturity of the Debentures set forth in the Debenture Indenture; (ii) Payout: U.S. dollar foreign exchange fluctuation plus interest of (i) twelve point sixty-six
percent (12.66%) per year (PIK) for the first twelve months after the first repayment is made; and (ii) thirteen point sixty-one
percent (13.61%) per year thereafter; and (iii) Guarantees: the Debentures will be backed by collaterals and trust guarantees provided by Oi Móvel, the Company and its subsidiary Telemar.
The Issue was approved based on the provisions of Clause 5.3 of the Plan and is part of the context of prepetition financing, in the “Debtor in Possession Financing” (“DIP Financing”) modality.
Subsequently to the Material Fact Notice disclosed on December 23, 2019, the Company disclosed a Notice to the Market on February 4, 2020 informing shareholders and the general market that the subscription and payment of the Oi Móvel Issue had been completed, described above, for private placement in the amount of R$2,500,000,000.00.
Extension of the Judicial Reorganization
On December 6, 2019, the Company released a Material Fact Notice informing that the Oi Companies filed a petition with the Judicial Reorganization Court requesting that the court oversight of the Oi Companies not to be terminated on February 4, 2020, the date when the Plan’s homologation completes two years.
The
non-termination
of the judicial oversight does not introduce any changes to the current position of the Oi Companies and has no impact on the compliance with the Plan in force or on current receivables, or any other new funds that might be obtained by the Oi Companies. It is worth noting that the continuity of court oversight at the end of the two-year
period is a natural measure that has been applied in most judicial reorganization proceedings.
Notwithstanding the good progress of the Plan implementation, which has already concluded most of the steps provided for the proceeding, which were important for the Company’s recovery, said petition presents the Judicial Reorganization Court with circumstances related to the complexity inherent to the Judicial Reorganization Proceeding’s magnitude and to the reforms underway in the legal and regulatory environment, and which require actions still to be implemented within the scope of the Judicial Reorganization Proceeding.
On February 28, 2020, the Company released a Material Fact Notice informing its shareholders and the general market that on February 28, 2020 the Oi Companies filed with the Judicial Reorganization Court a petition exposing its interest in submitting for deliberation to a new general creditors’ meeting (“New GCM”) an amendment to the Plan aimed at achieving greater operating and financial flexibility to continue its investment project and the compliance with its strategic transformation plan (“Strategic Plan”), both broadly disclosed to the market.

In line with the foregoing, on March 6, 2020, the Company disclosed a Material Fact Notice informing that the Judicial Reorganization Court awarded a decision, on the same date, granting the Company’s request for a New General Creditors’ Meeting to deliberate on an amendment to the Plan, prescribing that:

(i)	the Oi Companies file with the court, within 180 days from the decision’s issue date, the draft amendment to the JRP; and

(ii)	the Trustee organize the New General Creditors’ Meeting, which shall be held within 60 days from the submission of the amendment proposal to the JRP.
Accordingly, taking into consideration that the decision above was issued on March 11, 2020, the Company shall submit the amendment to the JRP to the court by September 8, 2020, with the New GCM expected to occur on November 6, 2020.
The purpose of the amendment proposal to the JRP will be increasing the flexibility of the JRP by creating a more efficient corporate and operating structure, aiming at maximizing the Company’s value to the benefit of all its stakeholders. This initiative is fully aligned with the Strategic Plan, which is being transparently implemented.

Company subsidiaries
The table below shows the equity interests held in the capital of the Company’s subsidiaries:

Companies related to the continuing operations

Company	Core business	Home country	Direct 2019	Indirect 2019	Direct 2018	Indirect 2018
Oi Holanda	Raising funds in the international market	The Netherlands	100%		100%
Portugal Telecom Internacional Finance B.V	Raising funds in the international market	The Netherlands	100%		100%
CVTEL, BV	Investment management	The Netherlands	100%		100%
Carrigans Finance S.à.r.l.	Investment management	Luxembourg	100%		100%
Rio Alto Gestão de Créditos e Participações S.A. (“Rio Alto”)	Receivables portfolio management and interests in other entities	Brazil	100%		100%
Oi Serviços Financeiros S.A. (“Oi Serviços Financeiros”)	Financial services	Brazil	99.87%	0.13%	99.87%	0.13%
Bryophyta SP Participações Ltda.	Property investments	Brazil	99.80%	0.20%	99.80%	0.20%
Telemar	Fixed telephony – Region I	Brazil	100%		100%
Oi Móvel	Mobile telephony – Regions I, II, and III	Brazil		100%		100%
Paggo Empreendimentos S.A.	Payment and credit systems	Brazil		100%		100%
Paggo Acquirer Gestão de Meios de Pagamentos Ltda.	Payment and credit systems	Brazil		100%		100%
Paggo Administradora Ltda. (“Paggo Administradora”)	Payment and credit systems	Brazil		100%		100%
Serede – Serviços de Rede S.A. (“Serede”)	Network services	Brazil	17.51%	82.49%	17.51%	82.49%
Brasil Telecom Comunicação Multimídia Ltda. (“BrT Multimídia”)	Data traffic	Brazil		100%		100%
Dommo Empreendimentos Imobiliários Ltda.	Purchase and sale of real estate	Brazil		100%		100%
Brasil Telecom Call Center S.A. (“BrT Call Center”)	Call center and telemarketing services	Brazil		100%		100%
BrT Card Serviços Financeiros Ltda. (“BrT Card”)	Financial services	Brazil		100%		100%
Pointer Networks S.A. (“Pointer”)	Wi-Fi internet	Brazil		100%		100%
Pointer Peru S.A.C	Wi-Fi internet	Peru		100%		100%
VEX Venezuela C.A	Wi-Fi internet	Venezuela		100%		100%
VEX USA Inc.	Wi-Fi internet	United States of America		100%		100%
VEX Ukraine LLC	Wi-Fi internet	Ukraine		40%		40%
PT Participações, SGPS, S.A. (“PT Participações”)	Management of equity investments	Portugal	100%		100%
Oi Investimentos Internacionais S.A. (“Oi Investimentos”)	Business consulting and management services, preparation of projects and economic studies, and investment management	Portugal		100%		100%
Africatel GmbH & Co.KG.	Investment management	Germany		100%		100%
Africatel GmbH	Investment management	Germany		100%		100%
Africatel Holdings, BV	Investment management	The Netherlands		86%		86%
TPT—Telecomunicações Publicas de Timor, S.A. (“TPT”)	Provision of telecommunications, multimedia and IT services, and purchase and sale of related products in Timor	Portugal		76.14%		76.14%

Companies classified as assets held for sale

Company	Core business	Home country	Direct 2019	Indirect 2019	Direct 2018	Indirect 2018
PT Ventures, SGPS, S.A.	Management of equity interests in the context of international investments	Portugal		86%		86%
Directel—Listas Telefónicas Internacionais, Lda. (“Directel”)	Telephone directory publishing and operation of related databases, in international operations	Portugal		86%		86%
Directel Cabo Verde – Serviços de Comunicação, Lda.	Telephone directory publishing and operation of related databases in Cape Verde	Cape Verde		51.60%		51.60%
Kenya Postel Directories, Ltd.	Production, publishing and distribution of telephone directories and other publications	Kenya		51.60%		51.60%
Elta—Empresa de Listas Telefónicas de Angola, Lda.	Telephone directory publishing	Angola		47.30%		47.30%
Timor Telecom, S.A.	Telecommunications services concessionaire in Timor	Timor		44%		44%
CST – Companhia Santomense de Telecomunicações, S.A. R.L.	Operation of fixed and mobile telecommunication public services in São Tomé and Principe	São Tomé		43.86%		43.86%
LTM—Listas Telefónicas de Moçambique, Lda.	Management, publishing, operation and sale of telecommunications subscriber and classified ads directories	Mozambique		43%		43%
The equity interests in joint arrangements and interests in associates are measured using the equity method and are as follows:

Company	Core business	Home country	Direct 2019	Indirect 2019	Direct 2018	Indirect 2018
Companhia AIX de Participações (“AIX”)	Data traffic	Brazil		50%		50%
Paggo Soluções e Meios de Pagamento S.A. (“Paggo Soluções”)	Financial company	Brazil		50%		50%
Gamecorp S.A. (“Gamecorp”)	Pay TV service, except programmers	Brazil		29.90%		29.90%
Hispamar Satélites S.A. (“Hispamar”)	Satellite operation	Brazil		19.04%		19.04%
Going concern
The financial statements for the year ended December 31, 2019, has been prepared assuming that the Company will continue as a going concern and in compliance with the legal requirements applicable to a judicial reorganization. The judicial reorganization is aimed at ensuring the continuation of the Oi Companies as going concerns. This continuity was strengthen with the approval of the JRP and, as a result, the borrowings and financing were novated and the related balances were recalculated under the terms and conditions of the JRP, including the Capital Increase with Claim Capitalization and the Capital Increase with New Funds.
The continuity of the Company as a going concern is ultimately depending on the successful outcome of the judicial reorganization and the realization of other forecasts of the Oi Companies.

The Company has been successfully discharging the obligations set forth in the judicial reorganization proceedings and even though there are no indications in this regard, we emphasize that these conditions and circumstances indicate, by their own nature, uncertainties that may affect the success of the judicial reorganization and possibly cast doubts as to the Oi Companies’ ability to continue as going concerns. As at December 31, 2019 and after the implementation of the JRP, total shareholders’ equity was R$17,796,506, loss for the year then ended was R$9,095,107, and working capital totaled R$6,157,364. As at December 31, 2018 and after the recognition of the effects of the JRP, total shareholders’ equity was R$22,895,811, profit for the year then ended was R$24,615,555, and working capital totaled R$10,624,025.
Since December 2019, a novel strain of coronavirus (“COVID-19”) has spread throughout the world. On January 3
1
, 2020, the World Health Organization announced that COVID-19 was a global health emergency and on March 3, 2020, the World Health Organization categorized COVID-19 as a pandemic.
As of the date of this annual report, the Company has not been able to quantify any material impacts related to COVID-19 and it is too soon to accurately determine the extent of its medium- and long-term impacts on the global and Brazilian economic scenarios. However, as it is not possible yet to predict the duration and effects of this crisis, there is a risk of material impacts on operations and sales, particularly for the fiber-to-the-home network expansion. For more details see note 33 (d).
Additionally the debt instruments with BNDES contain financial covenants that require to the Company to maintain five specified financial ratios, measured on a quarterly basis. Under these debt instruments, BNDES has the right to accelerate the debt if, at the date the financial covenants are tested, the Company is not in compliance with any two of these ratios. At December 31, 2019, the Company was in compliance with these financial covenants.
As a result of the depreciation of the real subsequent to December 31, 2019, partially due to the COVID-19 pandemic and the public health measures adopted to combat the pandemic in Brazil and internationally, and the related effects on our U.S. dollar-denominated indebtedness and interest expenses, the Company believed that it was probable that as of March 31, 2020, the Company would not be in compliance with more than one of these financial ratios. In anticipation of these ratio breaches, on March 30, 2020 the Company obtained a waiver from BNDES. See Notes 3 and 20 for further information.